LVIP Delaware High Yield Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BOND–0.14%
Spirit Airlines, Inc. 1.00% exercise price $1.00, maturity date 5/15/26	285,000	$ 255,645
Total Convertible Bond (Cost $249,209)		255,645
CORPORATE BONDS–87.83%
Advertising–1.35%
Clear Channel Outdoor Holdings, Inc.
7.50% 6/1/29	590,000	588,734
7.75% 4/15/28	520,000	522,720
Terrier Media Buyer, Inc. 8.88% 12/15/27	1,290,000	1,312,575
		2,424,029
Aerospace & Defense–0.99%
TransDigm, Inc. 4.63% 1/15/29	1,915,000	1,790,468
		1,790,468
Airlines–0.58%
Delta Air Lines, Inc. 7.38% 1/15/26	459,000	498,467
Grupo Aeromexico SAB de CV 8.50% 3/17/27	535,000	537,488
		1,035,955
Auto Manufacturers–1.57%
Allison Transmission, Inc. 5.88% 6/1/29	785,000	800,284
Ford Motor Credit Co. LLC
3.38% 11/13/25	505,000	493,609
4.13% 8/17/27	560,000	547,372
4.54% 8/1/26	510,000	509,248
5.58% 3/18/24	460,000	473,124
		2,823,637
Banks–2.46%
μBarclays PLC 6.13% 12/15/25	915,000	934,444
μDeutsche Bank AG 6.00% 10/30/25	800,000	780,000
Popular, Inc. 6.13% 9/14/23	1,476,000	1,508,472
μSVB Financial Group 4.10% 2/15/31	1,425,000	1,211,250
		4,434,166
Chemicals–1.75%
Chemours Co. 5.75% 11/15/28	1,445,000	1,403,991
INEOS Quattro Finance 2 Plc 3.38% 1/15/26	995,000	926,395
PMHC II, Inc. 9.00% 2/15/30	930,000	818,400
		3,148,786
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services–4.37%
ADT Security Corp. 4.13% 8/1/29	970,000	$ 900,887
Ahern Rentals, Inc. 7.38% 5/15/23	530,000	491,575
Gartner, Inc. 4.50% 7/1/28	765,000	762,127
NESCO Holdings II, Inc. 5.50% 4/15/29	590,000	579,675
Nielsen Finance LLC/Nielsen Finance Co.
4.50% 7/15/29	250,000	249,375
4.75% 7/15/31	1,340,000	1,338,325
PECF USS Intermediate Holding III Corp. 8.00% 11/15/29	280,000	270,200
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75% 4/15/26	540,000	550,895
6.25% 1/15/28	1,880,000	1,839,759
Sotheby's/Bidfair Holdings, Inc. 5.88% 6/1/29	925,000	894,938
		7,877,756
Computers–0.49%
NCR Corp. 5.25% 10/1/30	935,000	886,343
		886,343
Diversified Financial Services–4.69%
μAerCap Holdings NV 5.88% 10/10/79	1,180,000	1,132,800
μAir Lease Corp. 4.65% 6/15/26	905,000	812,237
Ally Financial, Inc. 8.00% 11/1/31	770,000	965,833
Castlelake Aviation Finance DAC 5.00% 4/15/27	1,470,000	1,311,975
Midcap Financial Issuer Trust 6.50% 5/1/28	1,430,000	1,344,944
NFP Corp. 6.88% 8/15/28	1,045,000	997,975
VistaJet Malta Finance PLC/XO Management Holding, Inc. 6.38% 2/1/30	1,995,000	1,877,026
		8,442,790
Electric–2.12%
Calpine Corp.
4.63% 2/1/29	320,000	294,400
5.00% 2/1/31	1,005,000	914,550
5.13% 3/15/28	205,000	195,279
PG&E Corp. 5.25% 7/1/30	490,000	475,251
μVistra Corp.
7.00% 12/15/26	1,200,000	1,168,500
8.00% 10/15/26	760,000	767,592
		3,815,572
LVIP Delaware High Yield Fund–1

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics–1.07%
II-VI, Inc. 5.00% 12/15/29	970,000	$ 948,175
Sensata Technologies BV 4.00% 4/15/29	1,030,000	980,797
		1,928,972
Engineering & Construction–0.51%
Artera Services LLC 9.03% 12/4/25	925,000	924,320
		924,320
Entertainment–1.99%
Caesars Entertainment, Inc.
6.25% 7/1/25	575,000	593,653
8.13% 7/1/27	470,000	503,584
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. 6.63% 3/1/30	955,000	941,420
Scientific Games International, Inc.
7.25% 11/15/29	708,000	741,630
8.25% 3/15/26	778,000	810,092
		3,590,379
Environmental Control–0.47%
Madison IAQ LLC 5.88% 6/30/29	935,000	839,162
		839,162
Food–1.22%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.50% 1/15/30	525,000	536,697
6.50% 4/15/29	720,000	763,200
Pilgrim's Pride Corp. 4.25% 4/15/31	965,000	892,625
		2,192,522
Forest Products & Paper–0.24%
Domtar Corp. 6.75% 10/1/28	439,000	439,926
		439,926
Health Care Products–2.37%
Avantor Funding, Inc. 3.88% 11/1/29	2,630,000	2,472,200
Mozart Debt Merger Sub, Inc. 3.88% 4/1/29	795,000	735,375
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
7.25% 2/1/28	462,000	475,860
7.38% 6/1/25	572,000	589,160
		4,272,595
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services–5.50%
CHS/Community Health Systems, Inc.
4.75% 2/15/31	955,000	$ 902,475
8.00% 3/15/26	480,000	499,882
DaVita, Inc. 4.63% 6/1/30	815,000	761,047
Encompass Health Corp.
4.63% 4/1/31	45,000	42,122
4.75% 2/1/30	724,000	695,040
Global Medical Response, Inc. 6.50% 10/1/25	1,445,000	1,434,162
Hadrian Merger Sub, Inc. 8.50% 5/1/26	920,000	924,600
HCA, Inc.
5.38% 2/1/25	585,000	608,692
5.88% 2/1/29	513,000	560,812
7.58% 9/15/25	580,000	639,450
ModivCare Escrow Issuer, Inc. 5.00% 10/1/29	375,000	349,579
Surgery Center Holdings, Inc. 10.00% 4/15/27	490,000	514,500
Tenet Healthcare Corp.
4.38% 1/15/30	485,000	465,566
6.13% 10/1/28	505,000	513,206
6.75% 6/15/23	510,000	531,155
6.88% 11/15/31	426,000	454,755
		9,897,043
Home Builders–0.62%
M/I Homes, Inc. 4.95% 2/1/28	1,193,000	1,124,402
		1,124,402
Insurance–1.88%
AmWINS Group, Inc. 4.88% 6/30/29	732,000	702,735
GTCR AP Finance, Inc. 8.00% 5/15/27	368,000	372,287
HUB International Ltd. 5.63% 12/1/29	953,000	910,115
USI, Inc. 6.88% 5/1/25	1,400,000	1,404,634
		3,389,771
Internet–0.99%
Arches Buyer, Inc. 6.13% 12/1/28	970,000	896,620
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50% 3/1/29	960,000	882,691
		1,779,311
Investment Company–0.33%
Hightower Holding LLC 6.75% 4/15/29	610,000	596,275
		596,275

LVIP Delaware High Yield Fund–2

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel–0.51%
Allegheny Technologies, Inc.
4.88% 10/1/29	105,000	$ 99,508
5.13% 10/1/31	880,000	825,202
		924,710
Leisure Time–3.33%
Carnival Corp.
5.75% 3/1/27	2,355,000	2,245,881
6.00% 5/1/29	310,000	292,125
7.63% 3/1/26	720,000	724,702
Royal Caribbean Cruises Ltd. 5.50% 4/1/28	2,859,000	2,725,513
		5,988,221
Lodging–0.53%
Boyd Gaming Corp. 4.75% 12/1/27	965,000	960,175
		960,175
Machinery Construction & Mining–0.58%
Terex Corp. 5.00% 5/15/29	1,085,000	1,039,940
		1,039,940
Machinery Diversified–0.63%
Granite U.S. Holdings Corp. 11.00% 10/1/27	430,000	453,650
OT Merger Corp. 7.88% 10/15/29	350,000	302,750
TK Elevator Holdco GmbH 7.63% 7/15/28	386,000	382,622
		1,139,022
Media–8.19%
AMC Networks, Inc. 4.25% 2/15/29	1,245,000	1,161,828
Beasley Mezzanine Holdings LLC 8.63% 2/1/26	955,000	907,250
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 8/15/30	1,215,000	1,140,025
4.50% 5/1/32	230,000	210,381
5.38% 6/1/29	765,000	765,000
CSC Holdings LLC
4.63% 12/1/30	945,000	790,294
5.00% 11/15/31	895,000	749,885
5.75% 1/15/30	1,450,000	1,290,500
Cumulus Media New Holdings, Inc. 6.75% 7/1/26	854,000	854,205
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88% 8/15/27	1,765,000	1,736,319
DISH DBS Corp. 5.75% 12/1/28	860,000	813,775
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Gray Escrow II, Inc. 5.38% 11/15/31	1,265,000	$ 1,209,612
LCPR Senior Secured Financing DAC 6.75% 10/15/27	522,000	536,250
Nexstar Media, Inc. 4.75% 11/1/28	680,000	658,750
Sirius XM Radio, Inc. 4.00% 7/15/28	1,440,000	1,368,000
VZ Secured Financing B.V. 5.00% 1/15/32	595,000	556,325
		14,748,399
Metal Fabricate & Hardware–0.78%
Roller Bearing Co. of America, Inc. 4.38% 10/15/29	1,505,000	1,403,412
		1,403,412
Mining–2.74%
Eldorado Gold Corp. 6.25% 9/1/29	935,000	940,844
First Quantum Minerals Ltd.
6.88% 10/15/27	680,000	712,300
7.25% 4/1/23	535,000	534,069
7.50% 4/1/25	745,000	756,175
Hudbay Minerals, Inc. 6.13% 4/1/29	425,000	437,750
New Gold, Inc. 7.50% 7/15/27	915,000	949,312
Novelis Corp.
3.25% 11/15/26	195,000	186,280
3.88% 8/15/31	195,000	178,359
4.75% 1/30/30	255,000	247,570
		4,942,659
Oil & Gas–6.70%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88% 6/30/29	1,015,000	1,002,911
7.00% 11/1/26	475,000	487,108
Callon Petroleum Co.
6.13% 10/1/24	685,000	681,575
8.00% 8/1/28	455,000	479,647
CNX Resources Corp.
6.00% 1/15/29	1,420,000	1,434,200
7.25% 3/14/27	455,000	481,463
Murphy Oil Corp. 6.38% 7/15/28	1,640,000	1,705,600
Occidental Petroleum Corp.
6.45% 9/15/36	455,000	534,482
6.60% 3/15/46	1,520,000	1,786,000
6.63% 9/1/30	670,000	768,825
PDC Energy, Inc. 5.75% 5/15/26	1,167,000	1,183,034

LVIP Delaware High Yield Fund–3

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Southwestern Energy Co.
5.38% 3/15/30	560,000	$ 569,078
7.75% 10/1/27	908,000	961,345
		12,075,268
Oil & Gas Services–0.74%
TechnipFMC PLC 6.50% 2/1/26	1,192,000	1,235,210
Weatherford International Ltd. 8.63% 4/30/30	92,000	93,412
		1,328,622
Packaging & Containers–0.99%
@ARD Finance SA 6.50% 6/30/27	583,004	533,084
Clydesdale Acquisition Holdings, Inc. 8.75% 4/15/30	155,000	145,894
Intertape Polymer Group, Inc. 4.38% 6/15/29	1,070,000	1,102,100
		1,781,078
Pharmaceuticals–1.84%
Bausch Health Cos., Inc. 6.25% 2/15/29	1,310,000	1,074,200
Cheplapharm Arzneimittel GmbH 5.50% 1/15/28	935,000	904,603
Organon & Co./Organon Foreign Debt Co.-Issuer B.V. 5.13% 4/30/31	1,380,000	1,331,700
		3,310,503
Pipelines–6.18%
CNX Midstream Partners LP 4.75% 4/15/30	485,000	454,188
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63% 5/1/27	423,000	419,125
6.00% 2/1/29	803,000	799,989
DCP Midstream Operating LP 5.13% 5/15/29	1,365,000	1,403,889
EQM Midstream Partners LP 4.75% 1/15/31	980,000	916,300
Genesis Energy LP/Genesis Energy Finance Corp.
7.75% 2/1/28	1,040,000	1,045,517
8.00% 1/15/27	1,480,000	1,522,484
NuStar Logistics LP
6.00% 6/1/26	1,022,000	1,033,492
6.38% 10/1/30	1,052,000	1,066,244
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.00% 1/15/32	1,230,000	1,183,242
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.88% 2/1/31	775,000	$ 782,750
Western Midstream Operating LP 4.75% 8/15/28	485,000	500,583
		11,127,803
Real Estate Investment Trusts–1.28%
Iron Mountain, Inc. 5.25% 7/15/30	1,030,000	1,009,400
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 3.88% 2/15/29	765,000	751,612
XHR LP 4.88% 6/1/29	555,000	539,144
		2,300,156
Retail–4.79%
Asbury Automotive Group, Inc.
4.63% 11/15/29	760,000	707,750
4.75% 3/1/30	660,000	622,875
Bath & Body Works, Inc.
6.88% 11/1/35	590,000	607,700
6.95% 3/1/33	666,000	687,924
9.38% 7/1/25	222,000	253,391
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13% 4/15/29	1,010,000	953,001
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30	960,000	883,171
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75% 2/15/26	700,000	672,466
Murphy Oil USA, Inc. 3.75% 2/15/31	905,000	825,812
PetSmart, Inc./PetSmart Finance Corp. 7.75% 2/15/29	1,090,000	1,125,425
White Cap Buyer LLC 6.88% 10/15/28	1,365,000	1,293,460
		8,632,975
Software–3.02%
Black Knight InfoServ LLC 3.63% 9/1/28	805,000	762,899
Camelot Finance SA 4.50% 11/1/26	855,000	831,487
Clarivate Science Holdings Corp. 4.88% 7/1/29	1,305,000	1,227,757

LVIP Delaware High Yield Fund–4

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Consensus Cloud Solutions, Inc.
6.00% 10/15/26	185,000	$ 183,613
6.50% 10/15/28	505,000	501,803
Minerva Merger Sub, Inc. 6.50% 2/15/30	930,000	902,216
SS&C Technologies, Inc. 5.50% 9/30/27	1,024,000	1,031,695
		5,441,470
Telecommunications–6.48%
Altice France Holding SA 6.00% 2/15/28	1,420,000	1,224,750
Altice France SA 5.50% 10/15/29	1,415,000	1,269,651
=Century Communication Ltd. 9.50% 3/1/49	2,820,000	0
Connect Finco SARL/Connect U.S. Finco LLC 6.75% 10/1/26	1,540,000	1,566,781
Consolidated Communications, Inc.
5.00% 10/1/28	445,000	382,963
6.50% 10/1/28	445,000	410,023
Frontier Communications Holdings LLC
5.88% 10/15/27	1,030,000	1,023,099
6.75% 5/1/29	515,000	494,400
Sable International Finance Ltd. 5.75% 9/7/27	566,000	569,934
Sprint Capital Corp. 8.75% 3/15/32	200,000	269,400
Sprint Corp.
7.13% 6/15/24	405,000	434,383
7.63% 3/1/26	555,000	626,489
7.88% 9/15/23	1,250,000	1,328,125
T-Mobile USA, Inc.
3.38% 4/15/29	515,000	489,832
3.50% 4/15/31	290,000	272,884
Vmed O2 UK Financing I PLC 4.75% 7/15/31	1,000,000	942,500
Zayo Group Holdings, Inc. 6.13% 3/1/28	410,000	366,950
		11,672,164
Transportation–0.96%
Carriage Purchaser, Inc. 7.88% 10/15/29	355,000	327,676
Seaspan Corp. 5.50% 8/1/29	1,500,000	1,402,500
		1,730,176
Total Corporate Bonds (Cost $162,881,155)		158,200,933
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS–6.34%
•Applied Systems, Inc. 6.51% (LIBOR03M + 5.50%) 9/19/25	2,923,086	$ 2,902,537
∞Clydesdale Acquisition Holdings Inc 0.00% 3/30/29	250,000	245,833
•Covis Finco S.a.r.l. 7.25% (SOFR + 6.50%) 2/14/27	655,000	599,325
•DirecTV Financing LLC 5.75% (LIBOR03M + 5.00%) 8/2/27	231,312	230,801
•Epicor Software Corp. 8.75% (LIBOR01M + 7.75%) 7/31/28	725,600	739,205
•Hexion Holdings Corp.
5.00% (SOFR03M + 4.50%) 3/15/29	245,000	238,875
7.05% (SOFR03M + 7.00%) 3/2/30	695,000	663,725
•Pre-Paid Legal Services, Inc. 7.50% (LIBOR03M + 7.00%) 12/14/29	480,000	472,200
•Quest Software US Holdings Inc.
4.75% (SOFR03M + 4.25%) 2/1/29	965,000	949,164
8.15% (SOFR01M + 7.50%) 2/1/30	965,000	934,245
Sovos Compliance LLC
✠•4.50% 8/11/28	41,233	41,104
•5.00% (LIBOR01M + 4.50%) 8/11/28	238,170	237,427
∞•SPX Flow, Inc. 0.00% 3/16/29	970,000	944,130
•Ultimate Software Group, Inc. 5.75% (LIBOR03M + 5.25%) 5/3/27	1,191,000	1,180,019
•Vantage Specialty Chemicals, Inc.
4.50% (LIBOR03M + 3.50%) 10/28/24	306,005	293,841
9.25% (LIBOR03M + 8.25%) 10/26/25	787,000	756,504
Total Loan Agreements (Cost $11,497,540)		11,428,935
MUNICIPAL BOND–0.54%
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	1,030,089	965,708
Total Municipal Bond (Cost $977,091)		965,708

LVIP Delaware High Yield Fund–5

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–3.72%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.25%)	6,698,070	$ 6,698,070
Total Money Market Fund (Cost $6,698,070)		6,698,070

TOTAL INVESTMENTS–98.57% (Cost $182,303,065)	177,549,291

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.43%	2,579,362
NET ASSETS APPLICABLE TO 38,930,782 SHARES OUTSTANDING–100.00%	$180,128,653

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
@ PIK. 100% of the income received was in the form of additional par.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
∞ Delayed settlement. Interest rate to be determined upon settlement date.
✠ All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

Summary of Abbreviations:
SOFR01M–Secured Overnight Financing Rate 01 Month
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
SOFR03M–Secured Overnight Financing Rate 3 Months
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
SOFR–Secured Overnight Financing Rate
See accompanying notes.
LVIP Delaware High Yield Fund–6

LVIP Delaware High Yield Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware High Yield Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Schedule of Investments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.
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LVIP Delaware High Yield Fund
Notes (continued)
 2. Investments (continued)
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Bond	$—	$255,645	$—	$255,645
Corporate Bonds
Advertising	—	2,424,029	—	2,424,029
Aerospace & Defense	—	1,790,468	—	1,790,468
Airlines	—	1,035,955	—	1,035,955
Auto Manufacturers	—	2,823,637	—	2,823,637
Banks	—	4,434,166	—	4,434,166
Chemicals	—	3,148,786	—	3,148,786
Commercial Services	—	7,877,756	—	7,877,756
Computers	—	886,343	—	886,343
Diversified Financial Services	—	8,442,790	—	8,442,790
Electric	—	3,815,572	—	3,815,572
Electronics	—	1,928,972	—	1,928,972
Engineering & Construction	—	924,320	—	924,320
Entertainment	—	3,590,379	—	3,590,379
Environmental Control	—	839,162	—	839,162
Food	—	2,192,522	—	2,192,522
Forest Products & Paper	—	439,926	—	439,926
Health Care Products	—	4,272,595	—	4,272,595
Health Care Services	—	9,897,043	—	9,897,043
Home Builders	—	1,124,402	—	1,124,402
Insurance	—	3,389,771	—	3,389,771
Internet	—	1,779,311	—	1,779,311
Investment Company	—	596,275	—	596,275
Iron & Steel	—	924,710	—	924,710
Leisure Time	—	5,988,221	—	5,988,221
Lodging	—	960,175	—	960,175
Machinery Construction & Mining	—	1,039,940	—	1,039,940
Machinery Diversified	—	1,139,022	—	1,139,022
Media	—	14,748,399	—	14,748,399
Metal Fabricate & Hardware	—	1,403,412	—	1,403,412
Mining	—	4,942,659	—	4,942,659
Oil & Gas	—	12,075,268	—	12,075,268
Oil & Gas Services	—	1,328,622	—	1,328,622
Packaging & Containers	—	1,781,078	—	1,781,078
Pharmaceuticals	—	3,310,503	—	3,310,503
Pipelines	—	11,127,803	—	11,127,803
Real Estate Investment Trusts	—	2,300,156	—	2,300,156
Retail	—	8,632,975	—	8,632,975
Software	—	5,441,470	—	5,441,470
Telecommunications	—	11,672,164	0*	11,672,164
Transportation	—	1,730,176	—	1,730,176
Loan Agreements	—	11,428,935	—	11,428,935
Municipal Bond	—	965,708	—	965,708
Money Market Fund	6,698,070	—	—	6,698,070
Total Investments	$6,698,070	$170,851,221	$—	$177,549,291

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2022, there were no material transfers to or from Level 3 investments.
LVIP Delaware High Yield Fund–8